Net Loss Per Share - Schedule of Loss and Weighted Average Number of Shares Used in Computing Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (3,754)	$ (1,709)	$ (5,995)	$ (3,143)	$ (17,054)
Denominator:
Weighted average number of shares of common stock and pre-funded warrants used in computing net loss per share, basic	4,382,731	345,958	1,122,495	341,708	233,670
Net loss per share, basic	$ (0.86)	$ (4.94)	$ (5.34)	$ (9.2)	$ (72.98)
Net loss per share, diluted	$ (0.86)	$ (4.94)	$ (5.34)	$ (9.2)	$ (72.98)